Financial Risk Management - Summary of Derivative Instruments (Detail) - Fair value [member] - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Derivative Financial Instruments [Line Items]
Financial derivatives	R$ 1,857,869	R$ 727,068
Operational derivatives	(11,092)	(1,496)
Total	R$ 1,846,777	R$ 725,572